Time charter revenues and net investment in direct financing lease (Details 1) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Minimum lease payments	$ 589,074
Unguaranteed residual value	146,000
Unearned income	(441,465)
Initial direct cost, net	3,095
Net investment in direct financing lease at inception	296,704
Principal repayment and amortization for July 22 to December 31, 2014	(1,341)
Net investment in direct financing lease at December 31, 2014	295,363
Less: Current portion	2,894	$ 0
Long term net investment in direct financing lease	$ 292,469